Hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Hybrid Bond [Line Items]
Amount	₩ 398,910	₩ 398,910
Korea South-East Power Co., Ltd. | 1st bond-type hybrid bond
Hybrid Bond [Line Items]
Issue date	Dec. 07, 2012
Maturity date	Dec. 06, 2042
Yield (%)	4.38%
Amount	₩ 170,000	170,000
Korea South-East Power Co., Ltd. | 2nd bond-type hybrid bond
Hybrid Bond [Line Items]
Issue date	Dec. 07, 2012
Maturity date	Dec. 06, 2042
Yield (%)	4.44%
Amount	₩ 230,000	230,000
Expense of issuance
Hybrid Bond [Line Items]
Amount	₩ (1,090)	₩ (1,090)